Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Details of Other in the Consolidated Statement of Cash Flow
Details of “Other” in the consolidated statement of cash flow are as follows:

	Year ended December 31,

	2022	2021
Non-cash employee benefit charges	160	162
Net gains on foreign exchange and derivative financial instruments	(441)	(8)
Revaluation of Refinitiv warrants (see note 19)	-	(9)
Fair value adjustments (see note 5)	(19)	(8)
Other	24	(2)
	(276)	135

Details of Changes in Working Capital and Other Items
Details of “Changes in working capital and other items” are as follows:

	Year ended December 31,

	2022	2021
Trade and other receivables	(28)	76
Prepaid expenses and other current assets	(2)	(66)
Other financial assets	42	(10)
Payables, accruals and provisions	(137)	83
Deferred revenue	75	36
Other financial liabilities	(42)	10
Income taxes (1)	146	773
Other	(46)	(70)
	8	832
(1) Both periods Include current tax liabilities that were recorded on the LSEG transaction and subsequent sale of LSEG shares (see note 8), for which the tax payments are included in investing activities.

Details of Income Taxes Paid
Details of income taxes paid are as follows:

	Year ended December 31,

	2022	2021
Operating activities - continuing operations	(193)	(172)
Operating activities - discontinued operations	-	(2)
Investing activities - continuing operations	(7)	(850)
Investing activities - discontinued operations (1)	(16)	(42)
Total income taxes paid	(216)	(1,066)
(1) Reflects payments made to HMRC (see note 30).